Patents (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Finite-Lived Intangible Assets [Line Items]
Schedule of patents
	June 30,
	2017	2016

Patents	$880,000	$880,000
Less accumulated amortization	(609,000)	(583,000)

Patents, net	$271,000	$297,000

Schedule of amortization expense
	Year Ended June 30,
	2017	2016

Amortization expense	$26,000	$332,000

Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule of patents
	As of December 31,	As of June 30,
	2017	2017

Patents	$380,000	$380,000
Less accumulated amortization	(121,000)	(109,000)
Patents, net	$259,000	$271,000

Schedule of amortization expense
	Three Months Ended December 31,		Six Months Ended December 31,
	2017	2016	2017	2016

Amortization expense	$6,000	$6,000	$12,000	$13,000